UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - November 30, 2006

Item 1:	Reports to Shareholders

Vanguard® New Jersey Tax-Exempt Funds

> Annual Report

November 30, 2006

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

>	During the fiscal year ended November 30, 2006, Vanguard New Jersey
Tax-Exempt Money Market Fund returned 3.3%, and Vanguard New Jersey
Long-Term Tax-Exempt Fund returned 7.0% for Investor Shares and 7.1%
for Admiral Shares.

>	The funds outpaced the average returns of competing funds during the period, and maintained their long-term performance advantage over their peers.

>	Interest rates generally increased during the first part of the year, then retreated as near-term inflation concerns subsided.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
New Jersey Tax-Exempt Money Market Fund	10
New Jersey Long-Term Tax-Exempt Fund	24
About Your Fund’s Expenses	46
Glossary	48

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2006
Total
Returns
Vanguard New Jersey Tax-Exempt Money Market Fund	3.3%
SEC 7-Day Annualized Yield: 3.44%
Taxable-Equivalent Yield: 5.83%[1]
Average New Jersey Tax-Exempt Money Market Fund[2]	2.8

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	7.0%
SEC 30-Day Annualized Yield: 3.80%
Taxable-Equivalent Yield: 6.44%[1]
Admiral™ Shares[3]	7.1
SEC 30-Day Annualized Yield: 3.87%
Taxable-Equivalent Yield: 6.56%[1]
Lehman 10 Year Municipal Bond Index	6.2
Average New Jersey Municipal Fund[2]	6.0
Lehman Municipal Bond Index	6.1

Your Fund’s Performance at a Glance
November 30, 2005–November 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.032	$0.000
Long-Term
Investor Shares	$11.82	$12.03	$0.520	$0.072
Admiral Shares	11.82	12.03	0.529	0.072

1

This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of New Jersey income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2	Derived from data provided by Lipper Inc.
3	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

Yields for municipal bonds generally increased during the first part of your fund’s fiscal year, then declined amid signs of a cooling economy and easing inflation concerns.

For the year, Vanguard New Jersey Long-Term Tax-Exempt Fund Investor Shares returned 7.0%. As of November 30, the yield of these shares was 3.80%. For investors in the highest income tax bracket, the taxable-equivalent yield was 6.44%. The fund’s return and yields were slightly higher for Admiral Shares.

Vanguard New Jersey Tax-Exempt Money Market Fund returned 3.3%. The fund’s yield increased to 3.44% (from 2.81% a year ago); the taxable-equivalent yield would be 5.83% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Although the funds’ income distributions are expected to be exempt from federal and New Jersey state income taxes, part of these distributions may be subject to the federal alternative minimum tax.

Weaker parts of the economy drew bond investors’ notice

In the first half of the fiscal year, the Federal Reserve Board continued to tighten monetary policy, raising its target for the federal funds rate five times through the end of June. Longer-term bond yields generally followed the upward trend until late summer, when they began to backslide. Weakness in the housing and manufacturing sectors persuaded bond investors that inflation was not a threat, prompting a rally (bond prices rose and yields fell).

The broad taxable bond market returned 5.9%. Municipal bonds did better still.

Economic uncertainty didn’t stop a stock rally

Despite being caught in a crosscurrent of opinions on the economy, stocks more than held their own. The housing market and automobile makers produced a drumbeat of bad news; however, corporate profits and job creation remained strong. Amid such mixed signals, stocks rose sharply beginning in mid-July. The broad market gained 14.7% for the year; in October, the narrower Dow Jones Industrial Average broke through its January 2000 high—and kept going.

Small-capitalization stocks enjoyed an edge over large-cap stocks by a margin of roughly 3 percentage points. Among both small-cap and large-cap stocks, value-oriented stocks outperformed their growth-oriented counterparts by wide margins.

Investors in international stocks were rewarded by both a falling U.S. dollar and strong economic gains in Europe and emerging markets.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2006
	One Year	Three Years	Five Years
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	5.9%	4.2%	5.0%
Lehman Municipal Bond Index	6.1	4.7	5.4
Citigroup 3-Month Treasury Bill Index	4.7	2.9	2.3

Stocks
Russell 1000 Index (Large-caps)	14.2%	12.2%	6.8%
Russell 2000 Index (Small-caps)	17.4	14.2	12.7
Dow Jones Wilshire 5000 Index (Entire market)	14.7	12.8	7.8
MSCI All Country World Index ex USA (International)	29.2	23.6	16.5

CPI
Consumer Price Index	2.0%	3.0%	2.6%

Advisor kept sharp focus on funds’ income and stability

During the funds’ fiscal year, interest rates moved higher, then declined. These movements largely hinged upon investors’ outlook for inflation: In the first part of the fiscal year, many feared the economy’s brisk growth rate would trigger higher inflation. This drove interest rates higher. In the second part of the year, the economy cooled, inflation fears eased, and interest rates fell. In the municipal bond market, yields peaked in June, then decreased over the final five months of the fiscal year. For the full 12 months, short-term municipal yields increased slightly, and the yields for the longest-term securities fell. Throughout these ups and downs, the funds’ advisor remained focused on maintaining a high level of fund income without undue risk.

The New Jersey Long-Term Tax-Exempt Fund’s returns (7.0% for Investor Shares; 7.1% for Admiral Shares) surpassed the results of the benchmark index and the average return of competing New Jersey municipal bond funds. The fund’s positioning represented a trade-off between interest-rate sensitivity and income generation, and the fund experienced relatively stable income and an increase in net asset value for the fiscal year.

The New Jersey Tax-Exempt Money Market Fund returned 3.3%, besting the average return of its peers. The fund benefited from the year-to-year increase in short-term interest rates, as it was able to quickly translate rising rates into higher income. In the money market category, a few basis points of income can mean a great deal, and the fund’s low expense ratio continued to serve its shareholders well.

Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Peer
New Jersey Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.13%	—	0.68%
Long-Term	0.16	0.09%	1.11

1

Fund expense ratios reflect the 12 months ended November 30, 2006. Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund; and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

The funds’ performance advantage is clear over the long term

While a year of outperformance is certainly a worthy accomplishment, we believe it’s more meaningful to highlight the longer-term picture. The table below displays how hypothetical investments of $10,000 in the New Jersey Tax-Exempt Funds would have grown over the past ten years, compared with the average performance among competing funds. As you can see, our funds’ advantage has been clear.

This is a tribute to the skill and experience of Vanguard Fixed Income Group, the funds’ advisor. It also underscores Vanguard’s enduring commitment to quality and consistency—traits that are so important in the management of municipal bond funds. Since the New Jersey Tax-Exempt Funds’ inceptions, the advisor’s task has been aided by Vanguard’s low-cost structure, a powerful benefit that allows a greater portion of your fund’s total return to go to you, the shareholder.

Funds maintained steadfast commitment to high-quality securities

The investment decisions that a bond portfolio manager faces every day often reflect the potential for greater risk than reward. That is, if an investment goes well, a bond issuer repays the principal and meets all interest obligations. But if an investment does poorly, the issuer might default on the bond, and the principal may be lost entirely.

Total Returns
Ten Years Ended November 30, 2006
			Final Value of a $10,000
	Average Annual Return		Initial Investment[1]
		Average		Average
	Vanguard	Competing	Vanguard	Competing
New Jersey Tax-Exempt Fund	Fund	Fund	Fund	Fund	Difference
Money Market	2.4%	2.0%	$12,727	$12,232	$495
Long-Term Investor Shares	5.6	4.8	17,286	15,948	1,338

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1	Assuming reinvestment of all income dividends and capital gains distributions.

Vanguard Fixed Income Group approaches this seemingly tilted endeavor with great prudence. The group carefully sets an investment strategy, then executes that strategy with skill and discipline. Maintaining portfolios of high-quality securities is an integral part of the group’s approach. Given the performance advantage afforded by Vanguard’s low expense ratios, the advisor doesn’t need to invest in riskier bonds to generate competitive yields. This low-cost, high-quality combination historically has placed the New Jersey Tax-Exempt Funds in the enviable position of having both higher-quality securities and higher long-term returns than many competing funds.

We believe the New Jersey Tax-Exempt Funds are an intelligent way for New Jersey residents in higher tax brackets to invest in high-quality municipal bonds.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

December 12, 2006

Advisor’s Report

During the fiscal year ended November 30, 2006, the Vanguard New Jersey Tax-Exempt Funds outpaced the average returns of competitors. Vanguard New Jersey Long-Term Tax-Exempt Fund returned 7.0% for Investor Shares and 7.1% for Admiral Shares. Vanguard New Jersey Tax-Exempt Money Market Fund returned 3.3%.

The investment environment

The U.S. economy expanded during the fund’s fiscal year, though its rate of expansion slowed in the second half. In the third quarter of calendar-year 2006, real gross domestic product grew at an annualized rate of 2.0%, a pace slightly below expectations for the economy’s potential long-run growth rate.

Robust global demand for U.S. exports and solid business investment spending were key drivers of growth, while the struggling housing and auto sectors created a drag on the economy. Consumer spending expanded at a decent 2.7% over the past year, as rising incomes and improved job prospects helped to partially mitigate high energy prices, the slumping housing market, and rising short-term interest rates. The U.S. labor market remains tight and continues to improve. The unemployment rate was 4.5% in November, close to the lowest level in more than five years.

Inflation concerns eased over the summer months, in part because of a sharp decline in energy prices. Since its June 2006

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Nov. 30, 2005	Nov. 30, 2006	(basis points)[1]
2 years	3.24%	3.45%	+21
5 years	3.43	3.43	0
10 years	3.87	3.56	–31
30 years	4.55	3.91	–64

Yields of U.S. Treasury Securities
			Change
Maturity	Nov. 30, 2005	Nov. 30, 2006	(basis points)[1]
2 years	4.41%	4.61%	+20
5 years	4.41	4.45	+4
10 years	4.48	4.46	–2
30 years	4.69	4.56	–13

1	One basis point equals 1/100th of a percentage point.

Source: Vanguard.

meeting, the Federal Reserve Board has left its target for short-term interest rates unchanged at 5.25%. At its meeting in October, the Fed noted that “some inflation risks remain,” but added that the “extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth.” At its December 12 meeting (after the close of the fund’s fiscal year), the Fed again voted to keep its rate target at 5.25%.

The municipal bond market

The movement of U.S. Treasury and municipal bond yields during the fiscal year was a story in two parts. In the first half of the year, yields in both markets generally increased across the maturity spectrum (with the exception of the longest-term municipal bonds, whose yields decreased slightly). In the second half, Treasury and municipal yields of all maturities fell as inflation concerns eased. For the 12 months overall, short-term Treasury yields increased, intermediate-term rates were relatively unchanged, and the longest-term rates fell slightly. Short-term municipal yields also increased, but long-term yields fell significantly as prices for those issues increased.

Consequently, long-term municipal bonds (those with maturities of 10 years or longer) dramatically outperformed their Treasury counterparts. In fact, as of the fiscal year-end, the ratios of municipal yields to Treasury yields for bonds with maturities of 10 years and longer were close to their lowest points of the last five years. (A declining ratio indicates that municipals are outperforming Treasuries.)

A key reason that municipal bonds outperformed Treasuries was a decline in new issuance for municipals. For the 12 months ended November 30, the amount of new tax-exempt issuance fell 15.8% nationwide from the prior-year level. Over the past few years, many states and municipalities have taken advantage of low interest rates to refund existing debt. Because each issue can be refunded only once under IRS regulations, the multiyear surge in new supply has receded.

Management of the funds

In New Jersey, tax-exempt issuance fell 44.8% from its year-ago level, marking a significant tightening in the marketplace. The state’s economy continues to perform well, and we expect this trend to continue into 2007. Revenues in New Jersey’s general fund through the first half of the state’s fiscal year 2006–2007 are above the levels from the same period last year, and the state has made significant strides toward a structurally balanced budget in the last two years. At the same time, New Jersey faces challenges ahead such as property tax reform, a large unfunded public employee pension obligation, and public school funding reform.

In the first half of the fiscal year, rising rates put pressure on municipal bond prices, and the New Jersey Long-Term Tax-Exempt Fund experienced a decline in its net asset value. But as market rates decreased in the second half, prices for the fund’s underlying bonds increased. The fund’s modest capital return, combined with its relatively high level of income, translated into a respectable 12-month total return. Meanwhile, the

New Jersey Tax-Exempt Money Market Fund’s short average maturity allowed it to translate increases in short-term interest rates into higher returns.

In the tax-exempt bond market, credit-quality spreads—or the differences in yields between high-quality and lower-quality issues—continued to fall. These spreads have collapsed since late 2003 as the economy strengthened and memories of credit disasters faded. Recently, with quality spreads approaching the lowest levels since the mid-to-late-1990s, investors have sought yield in lower-quality issues.

As a matter of course, we maintain a higher-quality bias in the Vanguard New Jersey Tax-Exempt Funds, taking advantage of our historical expense ratio advantage to provide an attractive tax-exempt dividend without stretching for lower quality or subjecting the portfolio to undue market risk. In the present environment, we don’t believe that quality spreads are compensating investors for taking on higher credit risk. We continue to rely on our talented and experienced credit staff in our efforts to make prudent security selections for the funds.

Kathryn T. Allen, Principal

John M. Carbone, Principal

Vanguard Fixed Income Group

December 21, 2006

New Jersey Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2006

Financial Attributes

Fund
Yield	3.4%
Average Weighted Maturity	40 days
Average Quality[1]	MIG–1
Expense Ratio	0.13%

Distribution by Credit Quality[2](% of portfolio)

MIG–1/A–1+/SP–1+/F–1+	92%
P–1/A–1/SP–1/F–1	7
AAA/AA	1

1	Moody’s Investors Service.
2	Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 48 for a glossary of investment terms.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects the current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 1996–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
New Jersey Tax-Exempt Money Market Fund	3.25%	1.72%	2.44%	$12,727
Average New Jersey Tax-Exempt
Money Market Fund[1]	2.75	1.26	2.03	12,232

1	Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

New Jersey Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1996–November 30, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.3%	3.0%
1998	3.2	2.8
1999	2.9	2.5
2000	3.7	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.5
2005	2.2	1.7
2006	3.3	2.8
SEC 7-Day Annualized Yield (11/30/2006): 3.44%

Average Annual Total Returns: Periods Ended September 30, 2006
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New Jersey Tax-Exempt
Money Market Fund	2/3/1988	3.12%	1.67%	2.44%

1	Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.. Note: See Financial Highlights table on page 22 for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.7%)
Bridgewater Township NJ BAN	4.750%	7/25/07	8,500	8,551
Burlington County NJ BAN	4.500%	3/1/07	19,655	19,705
Burlington County NJ BAN	4.500%	4/12/07	25,525	25,605
Burlington County NJ BAN	4.750%	7/12/07	11,205	11,269
[1] Burlington County NJ Bridge Comm. Rev. TOB VRDO	3.510%	12/7/06 (2)	5,335	5,335
Camden County NJ Improvement Auth.
Lease Rev. VRDO	3.440%	12/7/06 LOC	47,100	47,100
Clinton Township NJ BAN	4.500%	7/16/07	5,000	5,028
[2] Cranbury Township NJ BAN	4.000%	12/6/07	5,826	5,850
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.420%	12/7/06 (2)	12,200	12,200
[1] Delaware River Port Auth. Pennsylvania &
New Jersey Rev. TOB VRDO	3.510%	12/7/06 (4)	3,000	3,000
Dover Township NJ BAN	4.500%	6/22/07	8,170	8,210
Essex County NJ Improvement Auth. Rev.
(Jewish Community Center) VRDO	3.440%	12/7/06 LOC	4,425	4,425
Essex County NJ Improvement Auth. Rev.
(Pooled Govt. Loan) VRDO	3.460%	12/7/06 LOC	30,000	30,000
[1] Garden State Preservation Trust
New Jersey TOB VRDO	3.510%	12/7/06 (4)	6,500	6,500
[1] Garden State Preservation Trust
New Jersey TOB VRDO	3.500%	12/7/06 (4)	9,890	9,890
Gloucester County NJ BAN	4.250%	10/19/07	19,100	19,219
Hopewell Township NJ BAN	4.500%	6/28/07	8,905	8,940
[1] Hudson County NJ CTFS Partner TOB VRDO	3.510%	12/7/06 (1)	5,000	5,000
Lawrence Township NJ BAN	4.750%	7/26/07	4,910	4,939
Long Hill Township NJ BAN	4.500%	2/27/07	6,623	6,634
Monroe Township NJ BAN	4.250%	2/16/07	9,980	9,999
Mount Laurel Township NJ BAN	4.500%	5/25/07	10,508	10,549
New Jersey Building Auth. Rev.	5.250%	12/15/06 (2)	5,000	5,003
[1] New Jersey Building Auth. Rev. TOB VRDO	3.520%	12/7/06 (1)	44,175	44,175
[1] New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee) TOB VRDO	3.510%	12/7/06 (1)	4,790	4,790
[1] New Jersey COP TOB VRDO	3.510%	12/7/06 (2)	15,780	15,780
New Jersey Econ. Dev. Auth. Fac. Rev.
(Logan Project) CP	3.550%	12/6/06 LOC	55,000	55,000
[1] New Jersey Econ. Dev. Auth. Lease Rev.
TOB VRDO	3.510%	12/7/06 (1)	6,510	6,510
New Jersey Econ. Dev. Auth. Rev.
(Airis Newark LLC Project) VRDO	3.420%	12/7/06 (2)	5,000	5,000

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	3.460%	12/7/06 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	3.460%	12/7/06 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	3.630%	1/2/07 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev.
(Columbia Univ. Project) CP	3.490%	2/12/07	7,880	7,880
New Jersey Econ. Dev. Auth. Rev.
(Frisch School Project) VRDO	3.450%	12/7/06 LOC	10,650	10,650
New Jersey Econ. Dev. Auth. Rev.
(Geriatric Services Housing Corp.) VRDO	3.440%	12/7/06 LOC	6,350	6,350
New Jersey Econ. Dev. Auth. Rev.
(Hamilton YMCA) VRDO	3.490%	12/7/06 LOC	4,500	4,500
New Jersey Econ. Dev. Auth. Rev.
(Hoffman-La Roche) VRDO	3.690%	12/1/06 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev.
(Jewish Community Center) VRDO	3.650%	12/7/06 LOC	5,445	5,445
New Jersey Econ. Dev. Auth. Rev.
(Job Haines Home Project) VRDO	3.460%	12/7/06 LOC	6,940	6,940
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	3.510%	12/1/06	25,000	25,000
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project) VRDO	3.500%	12/7/06 LOC	5,045	5,045
[1] New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.) TOB VRDO	3.500%	12/7/06 (1)	6,075	6,075
[1] New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.) TOB VRDO	3.510%	12/7/06 (1)	8,000	8,000
New Jersey Econ. Dev. Auth. Rev.
(Ocean Spray Cranberries) VRDO	3.490%	12/7/06 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev.
(Order Saint Benedict Project) VRDO	3.440%	12/7/06 LOC	16,835	16,835
New Jersey Econ. Dev. Auth. Rev.
(Passaic Hebrew Institute) VRDO	3.490%	12/7/06 LOC	3,150	3,150
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.430%	12/7/06	6,725	6,725
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.450%	12/7/06	5,000	5,000
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.450%	12/7/06	1,500	1,500
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.450%	12/7/06	7,500	7,500
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) VRDO	3.610%	12/1/06 LOC	43,900	43,900
[1] New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.510%	12/7/06 (3)	8,815	8,815
[1] New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.520%	12/7/06 (3)	39,440	39,440
[1] New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.500%	12/7/06 (4)	7,165	7,165
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) VRDO	3.600%	12/1/06 LOC	25,000	25,000
[1] New Jersey Econ. Dev. Auth. Rev.
(Transp. Project) TOB VRDO	3.510%	12/7/06 (4)	7,465	7,465
New Jersey Econ. Dev. Auth. Rev.
(United States Golf Assn.) VRDO	3.450%	12/7/06 LOC	5,100	5,100

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(Visiting Nurse Association) VRDO	3.460%	12/7/06 LOC	5,000	5,000
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.510%	12/7/06 (4)	9,510	9,510
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.520%	12/7/06 (2)	4,065	4,065
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev.
(New Jersey Water Co. Project) TOB VRDO	3.530%	12/7/06 (3)	4,850	4,850
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.580%	12/1/06 (2)	28,120	28,120
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.720%	12/1/06 (2)	10,300	10,300
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.770%	12/1/06 (2)	20,165	20,165
New Jersey Educ. Fac. Auth. Rev.
(Caldwell College) VRDO	3.440%	12/7/06 LOC	21,400	21,400
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey) VRDO	3.440%	12/7/06 (2)	17,700	17,700
[1] New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund) TOB VRDO	3.510%	12/7/06 (4)	12,485	12,485
[1] New Jersey Educ. Fac. Auth. Rev.
(Institute for Defense Analyses) VRDO	3.530%	12/7/06 (2)	12,530	12,530
[1] New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.) TOB VRDO	3.500%	12/7/06 (2)	6,145	6,145
[1] New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.) TOB VRDO	3.510%	12/7/06	5,000	5,000
[1] New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.) TOB VRDO	3.520%	12/7/06	5,210	5,210
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.) VRDO	3.490%	12/1/06	12,000	12,000
[1] New Jersey Educ. Fac. Auth. Rev.
(Rowan Univ.) TOB VRDO	3.520%	12/7/06 (2)	2,775	2,775
[1] New Jersey GO TOB VRDO	3.500%	12/7/06 (3)	3,380	3,380
[1] New Jersey GO TOB VRDO	3.520%	12/7/06	24,200	24,200
[1] New Jersey GO TOB VRDO	3.520%	12/7/06 (2)	8,870	8,870
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group) VRDO	3.440%	12/7/06 LOC	21,710	21,710
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.380%	12/7/06 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.380%	12/7/06 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.380%	12/7/06 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.380%	12/7/06 LOC	21,000	21,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems) VRDO	3.360%	12/7/06 LOC	32,100	32,100
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems) VRDO	3.380%	12/7/06 LOC	32,600	32,600
New Jersey Health Care Fac. Financing Auth. Rev.
(Robert Wood Johnson Univ.) VRDO	3.440%	12/7/06 LOC	35,185	35,185
New Jersey Health Care Fac. Financing Auth. Rev.
(Robert Wood Johnson Univ.) VRDO	3.440%	12/7/06 LOC	16,300	16,300
New Jersey Health Care Fac. Financing Auth. Rev.
(Southern Ocean County Hosp.) VRDO	3.440%	12/7/06 LOC	9,190	9,190
[1] New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health) TOB VRDO	3.510%	12/7/06 (1)	9,630	9,630
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Peters Univ. Hosp.) VRDO	3.180%	12/7/06 LOC	3,645	3,645

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health) VRDO	3.440%	12/7/06 LOC	9,200	9,200
[1] New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	3.500%	12/7/06 (2)	10,500	10,500
[1] New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	3.500%	12/7/06 (3)	10,000	10,000
[1] New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	3.510%	12/7/06	4,810	4,810
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	3.450%	12/7/06 LOC	13,950	13,950
New Jersey Highway Auth. Rev.
(Garden State Parkway)	5.000%	1/1/07 (3)(ETM)	8,565	8,577
[1] New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. TOB PUT	3.600%	5/3/07 (7)	20,930	20,930
[1] New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. TOB VRDO	3.510%	12/7/06 (3)	3,615	3,615
[1] New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	3.510%	12/7/06 (4)	6,015	6,015
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	3.500%	12/7/06 (3)	34,435	34,435
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	3.480%	12/7/06 (4)	14,690	14,690
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	3.490%	12/7/06 (4)	15,700	15,700
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.500%	12/7/06	22,120	22,120
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.510%	12/7/06	25,995	25,995
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.550%	12/7/06	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.560%	12/7/06 LOC	21,200	21,200
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.560%	12/7/06 LOC	13,400	13,400
[1] New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax) TOB VRDO	3.510%	12/7/06 (1)	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	3.450%	12/7/06 (1)	6,983	6,983
New Jersey Sports & Exposition Auth. Rev. VRDO	3.400%	12/7/06 (1)	36,985	36,985
New Jersey TRAN	4.500%	6/22/07	75,000	75,417
[1] New Jersey Transp. Corp. COP TOB VRDO	3.510%	12/7/06 (3)	9,635	9,635
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/06	26,000	26,013
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/06 (1)	44,200	44,230
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/07 (10)(Prere.)	15,000	15,396
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/07 (Prere.)	2,000	2,058
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/07 (Prere.)	34,660	35,752
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/07 (Prere.)	37,000	38,165
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (1)	6,000	6,000
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (1)	7,400	7,400
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	12/7/06 (10)	5,995	5,995
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	12/7/06 (2)	3,745	3,745
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	12/7/06 (1)	5,680	5,680
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	12/7/06 (1)	12,320	12,320
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	12/7/06 (1)(2)	10,985	10,985
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (3)	5,330	5,330
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (4)	7,025	7,025
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (1)	8,495	8,495

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (3)	5,330	5,330
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (2)	7,495	7,495
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (1)(3)	6,960	6,960
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.510%	12/7/06 (1)	6,205	6,205
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.520%	12/7/06 (4)	1,500	1,500
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.520%	12/7/06 (1)	2,950	2,950
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.540%	12/7/06 (4)	9,215	9,215
[1] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.540%	12/7/06 (2)	2,905	2,905
[1] New Jersey Transp. Trust Fund Auth. Transp. System
TOB VRDO	3.510%	12/7/06 (4)	21,995	21,995
[1] New Jersey Turnpike Auth. Rev. TOB PUT	3.550%	12/15/06 (3)	7,095	7,095
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.510%	12/7/06 (4)	8,300	8,300
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.510%	12/7/06 (1)	4,995	4,995
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.520%	12/7/06 (2)	16,000	16,000
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.520%	12/7/06 (3)	13,640	13,640
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.520%	12/7/06 (1)	18,335	18,335
New Jersey Turnpike Auth. Rev. VRDO	3.420%	12/7/06 (3)LOC	133,900	133,900
New Jersey Turnpike Auth. Rev. VRDO	3.520%	12/7/06 (4)	30,550	30,550
New Jersey Turnpike Auth. Rev. VRDO	3.520%	12/7/06 (4)	19,600	19,600
Old Bridge Township NJ BAN	4.250%	9/27/07	8,380	8,427
Parsippany–Troy Hills Township NJ BAN	4.750%	7/25/07	13,000	13,077
Port Auth. of New York & New Jersey CP	3.520%	12/6/06	3,900	3,900
Port Auth. of New York & New Jersey CP	3.520%	12/6/06	26,440	26,440
Port Auth. of New York & New Jersey CP	3.510%	12/15/06	16,400	16,400
Port Auth. of New York & New Jersey CP	3.510%	2/12/07	11,300	11,300
Port Auth. of New York & New Jersey CP	3.550%	2/15/07	10,100	10,100
Port Auth. of New York & New Jersey CP	3.610%	3/19/07	10,000	10,000
Port Auth. of New York & New Jersey Rev.	5.000%	11/15/07 (3)	2,500	2,533
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.510%	12/7/06 (10)	2,940	2,940
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.520%	12/7/06 (10)	5,395	5,395
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.530%	12/7/06 (3)	5,930	5,930
Port Auth. of New York & New Jersey Rev. VRDO	3.600%	12/1/06	6,500	6,500
Port Auth. of New York & New Jersey Special
Obligation Rev. (Versatile Structure) VRDO	3.650%	12/1/06	18,000	18,000
Princeton Univ. New Jersey CP	3.550%	2/9/07	7,900	7,900
Princeton Univ. New Jersey CP	3.490%	2/15/07	15,500	15,500
Readington Township NJ BAN	4.250%	2/7/07	20,000	20,035
Readington Township NJ BAN	4.250%	2/7/07	15,000	15,021
Ridgewood NJ BAN	4.500%	6/29/07	19,680	19,766
Rutgers State Univ. New Jersey VRDO	3.520%	12/1/06	63,050	63,050
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	3.500%	12/7/06 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	3.530%	12/7/06 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR
(Exelon Project) CP	3.520%	2/7/07 LOC	19,000	19,000
Union County NJ BAN	4.500%	3/1/07	45,000	45,117
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	3.480%	12/7/06 (2)	55,000	55,000
[1] Washington Township NJ Board of Educ. TOB VRDO	3.500%	12/7/06 (4)	8,010	8,010
Westfield NJ BAN	4.500%	10/19/07	5,500	5,546

Outside New Jersey:
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.460%	12/7/06 (4)	10,000	10,000
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.480%	12/7/06 (1)	10,595	10,595

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.490%	12/7/06 (1)	22,525	22,525
[1] Puerto Rico GO TOB VRDO	3.510%	12/7/06 (4)	1,200	1,200
[1] Puerto Rico GO TOB VRDO	3.480%	12/7/06 (1)	7,995	7,995
[1] Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.490%	12/7/06 (3)	5,130	5,130
[1] Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.490%	12/7/06 (3)	18,890	18,890
[1] Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.500%	12/7/06	26,000	26,000
[1] Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/07	12,575	12,575
[1] Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds TOB VRDO	3.460%	12/7/06	29,105	29,105
[1] Puerto Rico Infrastructure Financing Auth.
Special Tax Rev. TOB VRDO	3.460%	12/7/06 (2)	6,515	6,515
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.480%	12/7/06 (11)	31,192	31,192
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.510%	12/7/06 (3)	2,100	2,100
Puerto Rico TRAN	4.500%	7/30/07 LOC	25,000	25,161
Total Municipal Bonds (Cost $2,777,157)				2,777,157
Other Assets and Liabilities (0.3%)
Other Assets—Note B				41,629
Liabilities				(32,156)
				9,473
Net Assets (100%)
Applicable to 2,786,436,970 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,786,630
Net Asset Value Per Share				$1.00

At November 30, 2006, net assets consisted of:

	Amount	Per
	($000)	Share
Paid-in Capital	2,786,676	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(46)	—
Unrealized Appreciation	—	—
Net Assets	2,786,630	$1.00

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of these securities was $817,717,000, representing 29.3% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2006.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	88,458
Total Income	88,458
Expenses
The Vanguard Group—Note B
Investment Advisory Services	226
Management and Administrative	2,406
Marketing and Distribution	696
Custodian Fees	17
Auditing Fees	18
Shareholders’ Reports	22
Trustees’ Fees and Expenses	2
Total Expenses	3,387
Net Investment Income	85,071
Realized Net Gain (Loss) on Investment Securities Sold	30
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	85,101

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,071	49,497
Realized Net Gain (Loss)	30	(63)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	85,101	49,434
Distributions
Net Investment Income	(85,071)	(49,497)
Realized Capital Gain	—	—
Total Distributions	(85,071)	(49,497)
Capital Share Transactions (at $1.00)
Issued	2,351,557	2,081,057
Issued in Lieu of Cash Distributions	80,917	47,143
Redeemed	(2,166,613)	(1,681,038)
Net Increase (Decrease) from Capital Share Transactions	265,861	447,162
Total Increase (Decrease)	265,891	447,099
Net Assets
Beginning of Period	2,520,739	2,073,640
End of Period	2,786,630	2,520,739

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.032	.021	.01	.009	.013
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.032	.021	.01	.009	.013
Distributions
Dividends from Net Investment Income	(.032)	(.021)	(.01)	(.009)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.032)	(.021)	(.01)	(.009)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.25%	2.17%	1.03%	0.87%	1.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,787	$2,521	$2,074	$1,874	$1,758
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.21%	2.17%	1.03%	0.87%	1.28%

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $282,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2006

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	337	6,629	38,849
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.9%
Yield to Maturity	3.8%[3]	3.7%	3.8%
Average Coupon	4.7%	5.0%	5.0%
Average
Effective Maturity	9.1 years	9.9 years	13.3 years
Average Quality	AA+	AAA	AA+
Average Duration	6.8 years	5.7 years	5.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	1%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.97
Beta	1.02	1.20

Distribution by Maturity (% of portfolio)

Under 1 Year	10%
1–5 Years	22
5–10 Years	35
10–20 Years	23
20–30 Years	10

Distribution by Credit Quality (% of portfolio)

AAA	84%
AA	9
A	2
BBB	5

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 48.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1996–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	7.01%	5.36%	5.63%	$17,286
Lehman Municipal Bond Index	6.12	5.40	5.75	17,487
Lehman 10 Year Municipal Bond Index	6.17	5.34	5.70	17,415
Average New Jersey Municipal Debt Fund[1]	6.00	4.72	4.78	15,948

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
New Jersey Long-Term Tax-Exempt Fund
Admiral Shares	7.09%	5.42%	5.62%	$135,437
Lehman Municipal Bond Index	6.12	5.40	5.65	135,673
Lehman 10 Year Municipal Bond Index	6.17	5.34	5.52	134,749

1	Derived from data provided by Lipper Inc.
2	Returns since the Admiral Shares’ inception on May 14, 2001.

New Jersey Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1996–November 30, 2006

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.0%	5.4%	6.4%	7.1%
1998	2.3	5.3	7.6	8.1
1999	–6.2	4.9	–1.3	–0.4
2000	2.9	5.7	8.6	7.7
2001	3.4	5.2	8.6	8.2
2002	1.5	4.9	6.4	6.7
2003	2.1	4.7	6.8	6.9
2004	–1.2	4.5	3.3	4.0
2005	–1.1	4.4	3.3	3.0
2006	2.4	4.6	7.0	6.2

Average Annual Total Returns: Periods Ended September 30, 2006
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	2/3/1988	4.90%	5.01%	0.72%	4.98%	5.70%
Admiral Shares	5/14/2001	4.98	5.07	0.70[2]	4.74[2]	5.44[2]

1	Lehman 10 Year Municipal Bond Index.
2	Return since inception.

Note: See Financial Highlights tables on pages 40 and 41 for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.8%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (3)	1,755	1,957
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (3)	4,025	4,616
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (3)	3,685	4,224
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (3)	1,480	1,713
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	1,805	1,947
Bergen County NJ Util. Auth. Water PCR	5.000%	12/15/31 (2)	2,500	2,692
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,531
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10 (4)(Prere.)	850	906
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,572
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/16	1,140	1,245
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/17	1,025	1,117
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/18	1,265	1,378
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/19	1,335	1,454
Cape May County NJ Muni. Util. Auth. Rev.	5.750%	1/1/14 (4)	6,930	7,859
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (1)	2,560	2,746
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (1)	2,165	2,320
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	20,282
Cumberland County NJ Improvement Auth.
Solid Waste System Rev.	5.125%	1/1/25 (1)	5,685	6,231
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10 (2)(Prere.)	750	797
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/22 (4)	10,000	10,601
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.625%	1/1/26 (4)	5,000	5,283
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,828
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,142
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,500
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,978
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,172
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/20 (4)	3,775	4,448
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/21 (4)	3,995	4,732
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/22 (4)	4,220	5,026
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/24 (4)	4,715	5,805
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/25 (4)	4,885	6,066
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,498
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	2,650	2,862
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	3,390	3,661
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (1)	12,065	14,299
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	6,725	8,012

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,820	4,467
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (1)	11,630	13,957
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26 (1)	6,500	7,836
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/27 (1)	5,895	7,137
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10 (4)	1,000	887
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,664
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,946
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,709
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	11,325	6,154
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	41,150	21,365
Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	15,000	7,449
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	13,000	16,344
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/16 (1)	1,000	1,077
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/17 (1)	1,000	1,075
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/20 (1)	1,150	1,236
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/23 (1)	1,000	1,065
Gloucester Township NJ GO	5.750%	7/15/10 (2)	2,880	3,077
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,755	3,107
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev.	6.000%	6/1/13 (1)	1,620	1,649
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev.	6.000%	6/1/15 (1)	3,030	3,084
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev.	6.100%	6/1/16 (1)	1,620	1,650
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,389
Hillsborough Township NJ School Dist. GO	5.375%	10/1/15 (4)	1,720	1,949
Hillsborough Township NJ School Dist. GO	5.375%	10/1/17 (4)	720	825
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	2,006
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/13 (1)	9,590	11,083
Hudson County NJ GO	6.550%	7/1/07 (3)	1,300	1,322
Irvington Township NJ GO	0.000%	8/1/07 (1)(ETM)	1,000	977
Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,347
Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	1,824
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,502
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,364
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (1)	11,195	12,941
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	2,913
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	2,975
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,625	2,741
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,107
Mercer County NJ Improvement Auth.
Solid Waste Rev.	5.375%	9/15/12	11,120	11,489
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.750%	12/15/08	1,165	1,216
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.950%	12/15/12	4,895	5,473
Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,113
Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,288
Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (3)	1,825	1,987
Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (3)	1,925	2,095
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	512
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	514

New Jersey Long-Term Tax-Exempt Fund

		Face		Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	5,147
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	3,558
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,732
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,747
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,587
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/22	2,000	2,178
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,432
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,055
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,847
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,868
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,108
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.800%	7/15/07 (2)(Prere.)	1,180	1,208
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,252
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,369
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,388
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,377
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	1,280	1,376
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,270
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,936
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	6,198
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,325
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,879
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Parking Fee)	5.250%	6/1/21 (1)	3,000	3,295
[1] New Jersey COP TOB VRDO	3.510%	12/7/06 (2)	2,100	2,100
[1] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.500%	11/15/08 (1)(Prere.)	4,375	4,583
[1] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.625%	11/15/08 (1)(Prere.)	4,870	5,112
[1] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	6,080	6,397
[1] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	5,440	5,724
New Jersey Econ. Dev. Auth. Market
Transition Fac. Rev.	5.500%	9/1/28 (3)	8,000	9,798
New Jersey Econ. Dev. Auth. Market
Transition Fac. Rev.	5.500%	9/1/29 (3)	7,055	8,674
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	6,500	6,563

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	2,075
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,396
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	3.400%	12/1/06	21,000	21,000
New Jersey Econ. Dev. Auth. Rev.
(Masonic Charity Foundation)	5.875%	6/1/18	1,250	1,367
New Jersey Econ. Dev. Auth. Rev.
(Masonic Charity Foundation)	6.000%	6/1/25	1,000	1,105
New Jersey Econ. Dev. Auth. Rev.
(Masonic Charity Foundation)	5.500%	6/1/31	1,665	1,788
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	6,000	6,982
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	16,400
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/26 (1)	3,000	3,528
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/31 (1)	25,175	27,387
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,547
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,332
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14 (3)(Prere.)	3,880	4,321
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/24	15,550	16,984
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/25	8,000	8,726
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	10,893
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	24,500	29,843
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	7,500	8,056
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.600%	12/1/06 LOC	9,200	9,200
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/08 (1)	2,305	2,180
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/11 (1)	4,650	3,936
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,707
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,528
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	3,169
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09 (4)(Prere.)	4,500	4,683
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09 (4)(Prere.)	3,465	3,656
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.500%	12/7/06 (1)	9,000	9,000
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(NJ American Water Co.)	5.125%	4/1/22 (2)	5,000	5,314
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.580%	12/1/06 (2)	1,500	1,500
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/07 (2)	5,890	5,991
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/08 (2)	6,165	6,410
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (4)(Prere.)	2,715	2,857
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,740
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/10 (4)(Prere.)	8,425	9,086
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,403
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey) VRDO	3.440%	12/7/06 (2)	18,905	18,905
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (3)	2,060	2,372
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (3)	1,550	1,792

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev.
(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,965
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/21 (3)	2,605	2,831
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/22 (3)	2,775	3,009
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/27 (2)	11,275	12,202
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/32 (3)	4,700	5,046
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,067
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,567
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,838
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	2,887
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/18	4,785	5,479
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/19	7,000	8,061
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.) VRDO	3.490%	12/1/06	5,500	5,500
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,225
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,700	1,826
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,010	1,085
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/14 (3)(Prere.)	15,760	17,268
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15 (3)	1,550	1,657
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/16 (1)(Prere.)	4,000	4,437
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	11,865
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13 (3)(Prere.)	2,800	3,060
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,305	2,486
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,880	2,023
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	2,050	2,206
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24 (1)	2,200	2,386
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,576
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,338
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15 (2)	400	427
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16 (2)	200	214
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.125%	7/1/22	6,000	6,295
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.250%	7/1/32	6,000	6,327
New Jersey Environmental Infrastructure
Trust Wastewater Treatment Rev.	5.000%	9/1/07 (Prere.)	1,525	1,557
New Jersey Environmental Infrastructure
Trust Wastewater Treatment Rev.	5.125%	9/1/10 (Prere.)	5,090	5,423
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36	10,250	10,784
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.000%	7/1/08	2,530	2,598
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/17	3,950	4,424
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/25	5,000	5,408
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	7,593
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.000%	7/1/24	800	826
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/30	2,405	2,582

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	7,300
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/09 (4)	5,500	5,696
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,843
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/12 (4)	1,500	1,548
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,417
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/20 (2)	4,100	4,217
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/30	4,000	4,289
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,299
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.125%	7/1/35	2,450	2,598
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,355	7,788
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,450	14,078
New Jersey Health Care Fac. Financing Auth. Rev.
(Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,195
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.875%	7/1/12 (Prere.)	3,500	3,883
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,500	3,905
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,000	3,347
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/13 (1)	3,000	3,115
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/16 (1)	3,300	3,428
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	0.000%	7/1/21 (1)	3,000	1,653
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Peters Univ. Hosp.) VRDO	3.180%	12/7/06 LOC	12,500	12,500
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	11,000	11,419
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.950%	6/1/10 (2)	2,665	2,677
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.050%	6/1/11 (2)	2,125	2,136
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.050%	6/1/12 (1)	470	475
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.150%	6/1/12 (2)	2,215	2,226
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.100%	6/1/13 (1)	1,080	1,091
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.200%	6/1/13 (2)	3,470	3,490

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.125%	6/1/14 (1)	615	622
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.250%	6/1/18 (1)	345	347
New Jersey Highway Auth. Rev.
(Garden State Parkway)	5.600%	1/1/10 (3)(Prere.)	7,535	8,062
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,255	2,372
New Jersey Housing & Mortgage Finance
Agency Rev. (Home Buyer)	5.400%	10/1/20 (1)	580	592
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	1,595	1,760
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	8,405	9,237
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)(ETM)	250	288
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)	5,505	6,337
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,517
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,180
New Jersey Sports & Exposition Auth. Rev. VRDO	3.420%	12/7/06 (1)	1,630	1,630
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,154
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,893
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,680
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	16,945
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10 (Prere.)	5,000	5,413
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,937
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	25,000	29,549
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	5,850	7,136
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	18,407
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,000	6,131
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (3)	17,750	21,948
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32 (4)	10,000	3,336
New Jersey Turnpike Auth. Rev.	5.375%	1/1/10 (1)(Prere.)	3,500	3,690
New Jersey Turnpike Auth. Rev.	5.500%	1/1/10 (1)(Prere.)	1,800	1,904
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	1,620	1,726
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	7,365	7,845
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	665	708
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)	230	260
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)(ETM)	770	873
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	20,000	23,226
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	4,615	5,424
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	22,095	25,998
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	1,560	1,836
New Jersey Turnpike Auth. Rev.	5.750%	1/1/17 (1)	2,635	2,797
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	5,500	6,485
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27 (4)	7,000	8,297
New Jersey Turnpike Auth. Rev.	5.250%	1/1/29 (4)	19,000	22,679
New Jersey Turnpike Auth. Rev.	5.250%	1/1/30 (4)	26,100	31,250
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.500%	12/7/06 (2)	18,920	18,920
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.500%	12/7/06 (2)	4,710	4,710
New Jersey Turnpike Auth. Rev. VRDO	3.520%	12/7/06 (4)	900	900
New Jersey Turnpike Auth. Rev. VRDO	3.520%	12/7/06 (4)	2,900	2,900
New Jersey Water Supply Auth. Delaware &
Raritan Water System Rev.	5.375%	11/1/10 (1)	2,230	2,319
New Jersey Water Supply Auth. Delaware &
Raritan Water System Rev.	5.375%	11/1/11 (1)	2,345	2,438

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Water Supply Auth. Delaware & Raritan
Water System Rev.	5.375%	11/1/13 (1)	2,600	2,701
Newark NJ GO	5.500%	10/1/08 (2)	1,660	1,718
Newark NJ GO	5.375%	12/15/13 (1)	2,000	2,192
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,859
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,345	2,513
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	3,009
Port Auth. of New York & New Jersey Rev.	5.125%	11/15/12 (3)	2,500	2,589
Port Auth. of New York & New Jersey Rev.	5.125%	11/15/14 (3)	6,025	6,232
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/14 (2)	2,790	3,068
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/15	3,370	3,465
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/19 (2)	5,125	5,596
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/31	12,830	13,772
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (1)	12,095	12,941
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (1)	4,215	1,481
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32 (1)	5,000	1,680
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34 (1)	10,220	3,138
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35 (1)	10,215	2,989
Rutgers State Univ. New Jersey	6.400%	5/1/13	3,000	3,309
Rutgers State Univ. New Jersey	5.000%	5/1/31 (3)	2,000	2,134
Rutgers State Univ. New Jersey VRDO	3.520%	12/1/06	10,775	10,775
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,099
South Jersey Port Corp. New Jersey Rev.	5.200%	1/1/23	1,500	1,569
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,577
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11 (3)	3,100	3,265
Union County NJ Improvement Auth. Rev.
(Plainfield Board of Educ.)	5.800%	8/1/07 (3)(Prere.)	4,000	4,100
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/11 (2)	8,375	8,623
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/12 (2)	8,995	9,260
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/13 (2)	9,445	9,701
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,163
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,387
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,642
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (1)(ETM)	4,000	4,411
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,545
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,212
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/18 (2)	1,250	1,372
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	3,000	3,293
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	4,034
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	2,196
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	8,014
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	11,014
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,260
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,262
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,264
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,264
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,264
Washington Township NJ Board of Educ. GO	5.250%	1/1/23 (4)	1,875	2,168
Washington Township NJ Board of Educ. GO	5.250%	1/1/24 (4)	2,070	2,402
Washington Township NJ Board of Educ. GO	5.250%	1/1/25 (4)	1,500	1,752
Washington Township NJ Board of Educ. GO	5.250%	1/1/26 (4)	1,330	1,560
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,666
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,133
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,077

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Outside New Jersey:
Guam Govt. Ltd. Obligation
Infrastructure Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,513
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/07 (1)(Prere.)	3,200	3,280
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,000	2,321
Puerto Rico GO	5.500%	7/1/18	5,540	6,315
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	7,984
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,656
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	3,950
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	5,000	5,849
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/21 (4)	5,000	5,914
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/22 (4)	3,500	4,163
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23 (4)	4,000	4,776
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	12/7/06 (2)	1,200	1,200
Puerto Rico Housing Finance Corp. Home
Mortgage Rev.	5.300%	12/1/28	2,590	2,683
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	13,000	15,592
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/28 (2)	10,200	12,516
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/29 (2)	19,805	7,642
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	20,000	6,457
Puerto Rico Muni. Finance Agency	5.500%	8/1/09 (4)(Prere.)	2,000	2,122
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	5,409
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,548
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	925
Puerto Rico Public Finance Corp.	5.500%	8/1/29	1,135	1,210
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,637
Total Municipal Bonds (Cost $1,609,161)				1,696,620
Other Assets and Liabilities (1.2%)
Other Assets—Note B				27,171
Liabilities				(6,270)
				20,901
Net Assets (100%)				1,717,521

New Jersey Long-Term Tax-Exempt Fund

At November 30, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	1,627,036
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	3,026
Unrealized Appreciation	87,459
Net Assets	1,717,521

Investor Shares—Net Assets
Applicable to 35,887,182 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	431,777
Net Asset Value Per Share—Investor Shares	$12.03

Admiral Shares—Net Assets
Applicable to 106,864,674 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,285,744
Net Asset Value Per Share—Admiral Shares	$12.03

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of these securities was $58,046,000, representing 3.4% of net assets.

2	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	75,115
Total Income	75,115
Expenses
The Vanguard Group—Note B
Investment Advisory Services	142
Management and Administrative
Investor Shares	521
Admiral Shares	724
Marketing and Distribution
Investor Shares	121
Admiral Shares	205
Custodian Fees	8
Auditing Fees	23
Shareholders’ Reports
Investor Shares	13
Admiral Shares	5
Trustees’ Fees and Expenses	2
Total Expenses	1,764
Expenses Paid Indirectly—Note C	(70)
Net Expenses	1,694
Net Investment Income	73,421
Realized Net Gain (Loss)
Investment Securities Sold	3,292
Futures Contracts	2,406
Realized Net Gain (Loss)	5,698
Change in Unrealized Appreciation (Depreciation)
Investment Securities	34,820
Futures Contracts	(639)
Change in Unrealized Appreciation (Depreciation)	34,181
Net Increase (Decrease) in Net Assets Resulting from Operations	113,300

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,421	70,128
Realized Net Gain (Loss)	5,698	10,180
Change in Unrealized Appreciation (Depreciation)	34,181	(28,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	113,300	51,469
Distributions
Net Investment Income
Investor Shares	(19,066)	(33,252)
Admiral Shares	(54,355)	(36,876)
Realized Capital Gain[1]
Investor Shares	(2,652)	(6,385)
Admiral Shares	(7,127)	(4,488)
Total Distributions	(83,200)	(81,001)
Capital Share Transactions—Note F
Investor Shares	(10,123)	(452,272)
Admiral Shares	83,230	575,388
Net Increase (Decrease) from Capital Share Transactions	73,107	123,116
Total Increase (Decrease)	103,207	93,584
Net Assets
Beginning of Period	1,614,314	1,520,730
End of Period	1,717,521	1,614,314

1	Includes fiscal 2006 and 2005 short-term gain distributions totaling $933,000 and $646,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.82	$12.04	$12.27	$12.06	$11.91
Investment Operations
Net Investment Income	.520	.526	.548	.549	.575
Net Realized and Unrealized
Gain (Loss) on Investments	.282	(.134)	(.149)	.257	.174
Total from Investment Operations	.802	.392	.399	.806	.749
Distributions
Dividends from Net Investment Income	(.520)	(.526)	(.548)	(.549)	(.575)
Distributions from Realized Capital Gains	(.072)	(.086)	(.081)	(.047)	(.024)
Total Distributions	(.592)	(.612)	(.629)	(.596)	(.599)
Net Asset Value, End of Period	$12.03	$11.82	$12.04	$12.27	$12.06

Total Return	7.01%	3.29%	3.33%	6.81%	6.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$432	$434	$896	$920	$958
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.14%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.42%	4.38%	4.51%	4.49%	4.78%
Portfolio Turnover Rate	15%	19%	16%	14%	15%

New Jersey Long-Term Tax-Exempt Fund

Admiral Shares

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.82	$12.04	$12.27	$12.06	$11.91
Investment Operations
Net Investment Income	.529	.535	.554	.557	.582
Net Realized and Unrealized
Gain (Loss) on Investments	.282	(.134)	(.149)	.257	.174
Total from Investment Operations	.811	.401	.405	.814	.756
Distributions
Dividends from Net Investment Income	(.529)	(.535)	(.554)	(.557)	(.582)
Distributions from Realized Capital Gains	(.072)	(.086)	(.081)	(.047)	(.024)
Total Distributions	(.601)	(.621)	(.635)	(.604)	(.606)
Net Asset Value, End of Period	$12.03	$11.82	$12.04	$12.27	$12.06

Total Return	7.09%	3.36%	3.39%	6.87%	6.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,286	$1,180	$625	$604	$597
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.49%	4.45%	4.57%	4.55%	4.82%
Portfolio Turnover Rate	15%	19%	16%	14%	15%

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $171,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2006, these arrangements reduced the fund’s expenses by $70,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $765,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2006, the fund had short-term and long-term capital gains of $2,999,000 and $3,173,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

The fund had realized losses totaling $3,233,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2006, the cost of investment securities for tax purposes was $1,612,394,000. Net unrealized appreciation of investment securities for tax purposes was $84,226,000, consisting of unrealized gains of $84,229,000 on securities that had risen in value since their purchase and $3,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2006, the fund purchased $233,387,000 of investment securities and sold $252,557,000 of investment securities, other than temporary cash investments.

New Jersey Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	100,786	8,553	155,601	12,922
Issued in Lieu of Cash Distributions	17,773	1,507	30,250	2,513
Redeemed	(128,682)	(10,921)	(638,123)	(53,119)
Net Increase (Decrease)—Investor Shares	(10,123)	(861)	(452,272)	(37,684)
Admiral Shares
Issued	231,340	19,634	646,910	53,890
Issued in Lieu of Cash Distributions	46,760	3,966	31,601	2,634
Redeemed	(194,870)	(16,575)	(103,123)	(8,607)
Net Increase (Decrease)—Admiral Shares	83,230	7,025	575,388	47,917

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard New Jersey Tax-Exempt Funds and Shareholders of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting Vanguard New Jersey Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 11, 2007

Special 2006 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ended November 30, 2006, is included pursuant to provisions of the Internal Revenue Code.

The New Jersey Long-Term Tax-Exempt Fund distributed $9,268,000 as capital gain dividends (from net long-term gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New Jersey Tax-Exempt Fund	5/31/2006	11/30/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.17	$0.66
Long-Term
Investor Shares	1,000.00	1,054.61	0.82
Admiral Shares	1,000.00	1,054.99	0.46
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.42	$0.66
Long-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46

1

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.13%; for the New Jersey Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary
145 Vanguard Funds Overseen	of The Vanguard Group, and each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship logo
are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2006: $41,000
Fiscal Year Ended November 30, 2005: $33,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2006: $2,347,620
Fiscal Year Ended November 30, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2006: $530,000
Fiscal Year Ended November 30, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2006: $101,300
Fiscal Year Ended November 30, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2006: $0
Fiscal Year Ended November 30, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2006: $101,300
Fiscal Year Ended November 30, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.